Revenue - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of associates [line items]
Percentage of ownership in the customer company	50.00%
Visen Pharmaceuticals [Member]
Disclosure of associates [line items]
Upfront payment received non cash consideration towards license revenue	$ 40.0
Percentage of ownership in the customer company	43.93%